First Variable Annuity Fund A of Protective Life Insurance Company

Financial Statements December 31, 2022

Index

First Variable Annuity Fund A

Report of Independent Registered Public Accounting Firm

To the Contract Owners of First Variable Annuity Fund A and the Board of Directors of Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise First Variable Annuity Fund A (the Separate Account) as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the four-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the four-year period then ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for the year ended December 31, 2018 were audited by other independent registered public accountants whose report, dated April 22, 2019, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company separate accounts since 2019.

Birmingham, Alabama

April 13, 2023

Appendix A

The subaccounts that comprise First Variable Annuity Fund A were audited according to varying periods as defined in the table below:

Subacccount	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets
American Century VP Disciplined Core Value Fund I	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century VP International	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
American Century VP Ultra	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Federated Hermes for US Government Securities II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Federated Hermes Government Money Fund II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Federated Hermes High Income Bond II	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Contrafund - Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022
Fidelity Growth & Income - Class 2	As of December 31, 2022	For the year then ended December 31, 2022	For each of the years in the two-year period then ended December 31, 2022

FIRST VARIABLE ANNUITY FUND A OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

	SUBACCOUNTS

	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2

ASSETS:
Investments at fair value (1)	$59,338	$79,757	$140,559	$299,843	$226,232	$753,573	$1,232,030
Receivable from the fund manager	49	66	115	244	186	617	1,013
Total assets	59,387	79,823	140,674	300,087	226,418	754,190	1,233,043

LIABILITIES:
Payable to the Contracts	49	66	115	244	186	617	1,013
Total liabilities	49	66	115	244	186	617	1,013

NET ASSETS	$59,338	$79,757	$140,559	$299,843	$226,232	$753,573	$1,232,030

Fair value per share (NAV)	$7.17	$9.53	$19.34	$9.20	$1.00	$5.34	$36.54
Shares outstanding in the Separate Account	8,276	8,369	7,268	32,592	226,232	141,119	33,717

(1) Investments in mutual fund shares, at cost	$64,765	$72,946	$105,790	$359,073	$226,232	$925,889	$1,031,418

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2022

SUBACCOUNTS

Fidelity Growth & Income - Class 2

ASSETS:
Investments at fair value (1)	$1,091,817
Receivable from the fund manager	911
Total assets	1,092,728

LIABILITIES:
Payable to the Contracts	911
Total liabilities	911

NET ASSETS	$1,091,817

Fair value per share (NAV)	$23.26
Shares outstanding in the Separate Account	46,940

(1) Investments in mutual fund shares, at cost	$751,834

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2

INVESTMENT INCOME:
Dividend income	$1,103	$1,213	$-	$5,833	$2,885	$43,230	$3,614

EXPENSES:
Mortality and expense risk	618	831	1,624	3,155	2,264	7,814	13,464

NET INVESTMENT INCOME (LOSS)	485	382	(1,624)	2,678	621	35,416	(9,850)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	(3)	118	586	(448)	-	(1,446)	3,572
Capital gain distributions	15,044	12,772	17,251	-	-	-	67,507

Net realized gain (loss) on investments	15,041	12,890	17,837	(448)	-	(1,446)	71,079

Change in net unrealized appreciation (depreciation) on investments	(24,871)	(40,581)	(85,612)	(48,703)	-	(143,191)	(522,089)

Net realized and unrealized gain (loss) on investments	(9,830)	(27,691)	(67,775)	(49,151)	-	(144,637)	(451,010)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(9,345)	$(27,309)	$(69,399)	$(46,473)	$621	$(109,221)	$(460,860)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2022

SUBACCOUNTS

Fidelity Growth & Income - Class 2

INVESTMENT INCOME:
Dividend income	$16,443

EXPENSES:
Mortality and expense risk	10,965

NET INVESTMENT INCOME (LOSS)	5,478

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on redemption of investments	3,759
Capital gain distributions	22,816

Net realized gain (loss) on investments	26,575

Change in net unrealized appreciation (depreciation) on investments	(103,188)

Net realized and unrealized gain (loss) on investments	(76,613)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(71,135)

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

	SUBACCOUNTS

	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$485	$382	$(1,624)	$2,678	$621	$35,416	$(9,850)
Net realized gain (loss) on investments	15,041	12,890	17,837	(448)	-	(1,446)	71,079
Change in net unrealized appreciation (depreciation) on investments	(24,871)	(40,581)	(85,612)	(48,703)	-	(143,191)	(522,089)

Net Increase (decrease) in net assets resulting from operations	(9,345)	(27,309)	(69,399)	(46,473)	621	(109,221)	(460,860)

CONTRACT TRANSACTIONS:
Net transfers (to) from the Company and/or Subaccounts	3	6	20	9	(450)	38	112
Contract owners' benefits	-	-	-	-	(2,294)	-	-

Net Increase (decrease) in net assets resulting from Contract transactions	3	6	20	9	(2,744)	38	112

Total increase (decrease) in net assets	(9,342)	(27,303)	(69,379)	(46,464)	(2,123)	(109,183)	(460,748)

NET ASSETS:
Beginning of period	68,680	107,060	209,938	346,307	228,355	862,756	1,692,778

End of period	$59,338	$79,757	$140,559	$299,843	$226,232	$753,573	$1,232,030

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2022

SUBACCOUNTS

Fidelity Growth & Income - Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,478
Net realized gain (loss) on investments	26,575
Change in net unrealized appreciation (depreciation) on investments	(103,188)

Net Increase (decrease) in net assets resulting from operations	(71,135)

CONTRACT TRANSACTIONS:
Net transfers (to) from the Company and/or Subaccounts	30
Contract owners' benefits	-

Net Increase (decrease) in net assets resulting from Contract transactions	30

Total increase (decrease) in net assets	(71,105)

NET ASSETS:
Beginning of period	1,162,922

End of period	$1,091,817

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

	SUBACCOUNTS

	American Century VP Disciplined Core Value Fund I	American Century VP International	American Century VP Ultra	Federated Hermes for US Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond II	Fidelity Contrafund - Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$53	$(888)	$(1,911)	$3,592	$(2,311)	$32,577	$(14,714)
Net realized gain (loss) on investments	9,357	3,372	13,396	(72)	-	(383)	200,679
Change in net unrealized appreciation (depreciation) on investments	3,168	5,133	26,281	(14,306)	-	(555)	166,038

Net Increase (decrease) in net assets resulting from operations	12,577	7,617	37,766	(10,786)	(2,311)	31,638	352,003

CONTRACT TRANSACTIONS:
Contract owners' benefits	-	-	-	-	(2,497)	-	-
Net transfers (to) from the Company and/or Subaccounts	1	7	-	3	1	(13)	(116)

Net Increase (decrease) in net assets resulting from Contract transactions	1	7	-	3	(2,495)	(13)	(116)

Total increase (decrease) in net assets	12,579	7,625	37,766	(10,783)	(4,806)	31,625	351,887

NET ASSETS:
Beginning of period	56,102	99,435	172,172	357,089	233,161	831,131	1,340,891

End of period	$68,680	$107,060	$209,938	$346,307	$228,355	$862,756	$1,692,778

Note: Totals may not appear to foot/crossfoot due to rounding.

 (Continued)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A OF
PROTECTIVE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2021

SUBACCOUNTS

Fidelity Growth & Income - Class 2

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$13,475
Net realized gain (loss) on investments	54,092
Change in net unrealized appreciation (depreciation) on investments	160,440

Net Increase (decrease) in net assets resulting from operations	228,007

CONTRACT TRANSACTIONS:
Contract owners' benefits	-
Net transfers (to) from the Company and/or Subaccounts	8

Net Increase (decrease) in net assets resulting from Contract transactions	8

Total increase (decrease) in net assets	228,015

NET ASSETS:
Beginning of period	934,907

End of period	$1,162,922

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

FIRST VARIABLE ANNUITY FUND A OF

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31,2022

1.	ORGANIZATION

The First Variable Annuity Fund A (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First Variable Life Insurance Company and exists in accordance with the regulations of Alabama. First Variable Life Insurance Company was acquired by Protective Life Insurance Company, which made First Variable Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company (the “Company”) is a wholly owned subsidiary of Protective Life Corporation (“PLC”). PLC is a wholly owned subsidiary of Dai-ichi Life Holdings, Inc., a kabushiki kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract holders based on the number and value of their accumulation units representing their interest in the separate account; all of the investible assets of the Separate Account are invested in the corresponding mutual fund.

Contract owners may allocate some or all of the applicable net contributions or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners’ net contributions are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contract. New Contracts are no longer being sold under the product in the Separate Account, but holders of existing Contracts may make additional deposits.

The following is the variable annuity product funded by the Separate Account:

Individual Variable Annuity Policies

For the years or periods ended December 31, 2022 and 2021, the Separate Account was invested in up to eight Subaccounts, as follows:

American Century VP Disciplined Core Value Fund I	Federated Hermes Government Money Fund II
American Century VP International	Federated Hermes High Income Bond II
American Century VP Ultra	Fidelity Contrafund – Class 2
Federated Hermes for US Government Securities II	Fidelity Growth & Income – Class 2

Certain subaccounts that had no investments balances as of December 31, 2022 or that did not have activity during the year ended December 31, 2022 are not presented on the Statements of Assets and Liabilities as of December 31, 2022 or Statements of Operations for the year ended December 31, 2022, respectively.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the contracts and the fund manager

Receivables and payables from (to) the contracts and the fund manager include trading activity initiated at the contract level from the last business day of the year that has not yet been settled with the fund manager.

Contracts in the annuity payout phase

Net assets allocated to Contracts in the annuity payout phase are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2022. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Subaccount	Purchases	Sales
American Century VP Disciplined Core Value Fund I	$16,151	$619
American Century VP International	13,997	836
American Century VP Ultra	17,259	1,613
Federated Hermes for US Government Securities II	5,843	3,155
Federated Hermes Government Money Fund II	2,290	4,559
Federated Hermes High Income Bond II	43,266	7,813
Fidelity Contrafund - Class 2	71,269	13,501
Fidelity Growth & Income - Class 2	39,322	10,998

4.	CHANGES IN UNITS OUTSTANDING

The change in units outstanding for years or periods ended December 31, 2022 and 2021 were as follows:

(in thousands)	2022						2021
Subaccount	Units Issued		Units Redeemed		Net Increase (Decrease)		Units Issued		Units Redeemed		Net Increase (Decrease)

American Century VP Disciplined Core Value Fund I	0	*	0	*	0	*	0	*	0	*	0	*
American Century VP International	0	*	0	*	0	*	1		0	*	0	*
American Century VP Ultra	0	*	0	*	0	*	0	*	0	*	0	*
Federated Hermes for US Government Securities II	0	*	0	*	0	*	0	*	0	*	0	*
Federated Hermes Government Money Fund II	0	*	0	*	(0	)*	0	*	134		(134)
Federated Hermes High Income Bond II	0	*	0	*	0	*	0	*	1		0	*
Fidelity Contrafund - Class 2	0	*	0	*	0	*	2		4		(2)
Fidelity Growth & Income - Class 2	0	*	0	*	0	*	3		3		0	*

* The Subaccount's activity did not round to one thousand

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, net amount at risk, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

Expense Type	Range
Contract Issue Charge
This charge is assessed to reimburse the Company for expenses incurred in the issuance of the Contract. The charge is deducted from the initial purchase contribution, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	Annual fee of $0 - $25

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 1.00% of the average daily net assets of the variable account

Expense Type	Range
Sales Charge
This charge is assessed to reimburse the Company for expenses incurred associated with the sales and distribution of the Contracts. The charge is deducted upon receipt of each contribution, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	5% - 7% of each contribution received

Surrender Termination Charge
This charge is assessed to reimburse the Company for the costs incurred when processing full or partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.	0.00% - 2.00% of amount surrendered

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and fees that are charged against the Contract owner’s account. Differences in the fee structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract charges offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, net investment income ratios, the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years or periods ended December 31, 2022 were as follows:

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)

American Century VP Disciplined Core Value Fund I
2022	2	$31.16	$59	1.72%	1.00%	(13.60)%
2021	2	36.06	69	1.12%	1.00%	22.42%
2020	2	29.46	56	1.81%	1.00%	10.69%
2019	2	26.61	51	2.12%	1.00%	22.72%
2018	2	21.69	41	2.05%	1.00%	(7.80)%

American Century VP International
2022	4	18.27	80	1.30%	1.00%	(25.50)%
2021	4	24.52	107	0.16%	1.00%	7.67%
2020	4	22.77	99	0.43%	1.00%	24.62%
2019	4	18.27	80	0.86%	1.00%	27.14%
2018	4	14.37	63	1.36%	1.00%	(16.07)%

American Century VP Ultra
2022	4	38.62	141	0.00%	1.00%	(33.05)%
2021	4	57.68	210	0.00%	1.00%	21.94%
2020	4	47.30	172	0.00%	1.00%	48.36%
2019	4	31.88	116	0.00%	1.00%	(33.24)%
2018	4	23.93	87	0.28%	1.00%	(0.25)%

	As of December 31			For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value	Net Assets (000's)	Investment Income Ratio (a)	Expense Ratio (b)	Total Return (c)

Federated Hermes for US Government Securities II
2022	21	$14.17	$300	1.81%	1.00%	(13.42)%
2021	21	16.37	346	2.02%	1.00%	(3.02)%
2020	21	16.88	357	2.41%	1.00%	4.16%
2019	21	16.21	343	2.42%	1.00%	4.84%
2018	21	15.46	332	2.36%	1.00%	(0.55)%

Federated Hermes Government Money Fund II
2022	12	18.52	226	1.27%	1.00%	0.01%
2021	12	18.52	228	0.00%	1.00%	(0.99)%
2020	12	18.70	233	0.20%	1.00%	(0.80)%
2019	12	18.85	235	1.71%	1.00%	0.63%
2018	12	18.74	260	1.29%	1.00%	0.24%

Federated Hermes High Income Bond II
2022	27	28.35	754	5.35%	1.00%	(12.66)%
2021	27	32.45	863	4.85%	1.00%	3.81%
2020	27	31.27	831	5.56%	1.00%	4.54%
2019	27	29.91	795	6.14%	1.00%	13.40%
2018	27	26.37	710	8.03%	1.00%	(4.25)%

Fidelity Contrafund - Class 2
2022	27	46.45	1,232	0.25%	1.00%	(27.22)%
2021	27	63.83	1,693	0.03%	1.00%	26.24%
2020	27	50.56	1,341	0.07%	1.00%	28.94%
2019	27	39.21	1,040	0.22%	1.00%	29.97%
2018	27	30.17	812	0.47%	1.00%	(7.57)%

Fidelity Growth & Income - Class 2
2022	32	33.65	1,092	1.46%	1.00%	(6.11)%
2021	32	35.84	1,163	2.32%	1.00%	24.39%
2020	32	28.81	935	1.76%	1.00%	6.52%
2019	32	27.05	878	3.47%	1.00%	28.39%
2018	33	21.07	690	0.20%	1.00%	(10.10)%

N/A - indicates “not applicable.”

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of both long-term and short-term capital gains, divided by the average net assets. These ratios exclude expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2022, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.